Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 23,751	$ 16,134		$ 10,329					$ 227,932
Accounts receivable, net	26,100	110,876		33,484					56,964
Other current assets	104,099	14,000		21,086					647
Total current assets	153,950	141,010		64,899					285,543
NON-CURRENT ASSETS:
Right-of-use lease asset	91,597	97,435		108,863				$ 135,182
Property, plant and equipment, net	5,529	6,079		5,280					7,963
Other assets	28,000	28,000		3,000
Total non-current assets	125,126	131,514		117,143					7,963
Total assets	279,076	272,524		182,042					293,506
Current liabilities:
Accounts payable and accrued liabilities	229,008	88,475		112,671					175,702
Lease liability – Current	23,766	23,203		21,050
Notes payable	170,000	170,000
Line of credit	30,127	39,191		46,845
Total current liabilities	452,901	320,869		180,566					175,702
Non-current liabilities:
Lease liability	69,969	76,151		89,088
Government grant	445,400	445,400		445,400					445,300
Notes payable, net of discount $5,694 and $0 respectively				164,306
Total non-current liabilities	515,369	521,551		698,794					445,300
Total liabilities	968,270	842,420		879,360					621,002
Stockholders’ deficit:
Common stock, par value $.01; 50,000,000 shares authorized; 15,000,000 shares and 15,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	95,150	94,850		150,000					150,000
Additional paid-in capital	5,038,872	4,979,172		(142,702)					(143,318)
Accumulated deficit	(5,823,216)	(5,618,918)		(704,616)					(334,178)
Total stockholders’ deficit	(689,194)	(569,896)	$ (475,068)	(697,318)	$ (653,945)	$ (534,039)	$ (245,303)		(327,496)	$ (51,570)
Total liabilities and stockholders’ deficit	$ 279,076	$ 272,524		$ 182,042					$ 293,506